Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
Fair Value Assumptions
The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2017 Grant	2016 Grant	2015 Grant
Valuation assumptions:
Dividend yield	0	0	0
Expected volatility	66%	66%	67%-68%
Risk-free interest rate	1.87%	1.38%	1.6%-2.16%
Expected life (years) *	4.8	4.8	4.8

*Expected life for the periods presented was determined according to the simplified method since the Company does not have enough history to make an estimate.

Stock Option Activity
Share option activity during the past three years is as follows:

	Year Ended December 31,
	2017		2016		2015
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	1,653,434	2.82	1,151,121	3.28	833,799	3.34
Granted	154,600	2.75	527,500	1.92	464,335	2.99
Forfeited and cancelled	(152,698)	2.77	(25,187)	5.00	(122,952)	2.95
Exercised	(481,903)	2.87	-	0.00	(24,061)	1.40

Outstanding at year end	1,173,433	2.80	1,653,434	2.82	1,151,121	3.28

Vested at year end	490,086	3.36	725,466	3.32	461,192	3.48

Schedule of Options Outstanding
			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2017	1,173,433	2.80	4.65	3,450

Vested and expected to vest at December 31, 2017	1,110,325	2.80	4.65	3,265

Exercisable at December 31, 2017	490,086	3.36	3.66	1,140

Information about Share Options
The following table summarizes information about share options at December 31, 2017:

			Weighted
			average
	Number of		remaining
	outstanding	Number	contractual
Exercise price US$	options	exercisable	life in years
0-2	680,685	89,860	5.44
3-4	492,748	400,226	3.56
	1,173,433	490,086	4.65

Information about Nonvested Options
The following table summarizes information about non-vested options at December 31, 2017:

		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2017	927,968	1.26
Granted	154,600	3.30
Vested	(286,685)	1.54
Forfeited	(112,536)	1.38

Balance at December 31, 2017	683,347	1.58